CONSOLIDATED BALANCE SHEETS (Parentheticals) $ in Thousands	Sep. 30, 2024 ₪ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Ordinary shares, par value per share (in Dollars per share) | (per share)		$ 0.0009		₪ 0.0001	$ 0.0009			$ 0.0009
Ordinary shares, shares authorized		22,222,222			22,222,222			22,222,222
Ordinary shares, shares issued		1,242,267			97,120			97,120
Ordinary shares, shares outstanding		1,242,267			97,120			97,120
Related Party
Due to related party (in Dollars) | $		$ 0			$ 186			$ 0
MORINGA ACQUISITION CORP
Preferred shares, par value per share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001			$ 0.0001
Preferred shares, shares authorized			5,000,000		5,000,000			5,000,000
Preferred shares, shares issued			0		0			0
Preferred shares, shares outstanding			0		0			0
Class A Ordinary Shares | MORINGA ACQUISITION CORP
Ordinary shares subject to possible redemption, shares			515,019		515,019			11,500,000
Ordinary shares subject to possible redemption, redemption value (in Dollars per share) | $ / shares			$ 11.5		$ 11.06			$ 10.15
Ordinary shares, par value per share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized			500,000,000		500,000,000			500,000,000
Ordinary shares, shares issued			3,354,999		3,354,999			480,000
Ordinary shares, shares outstanding			3,354,999		3,354,999			480,000
Class B Ordinary Shares | MORINGA ACQUISITION CORP
Ordinary shares, par value per share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized			50,000,000		50,000,000			50,000,000
Ordinary shares, shares issued			1		1			2,875,000
Ordinary shares, shares outstanding			1		1			2,875,000
Convertible Series A Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	₪ 0.09			0.09			₪ 0.09
Preferred shares, shares authorized		0			56,667			56,667
Preferred shares, shares issued		0			43,121			43,121
Preferred shares, shares outstanding		0			43,121			43,121
Preferred Shares, aggregate liquidation preference (in Dollars) | $					$ 8,162
Convertible Series A-1 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	0.09			0.09			0.09
Preferred shares, shares authorized		0			13,334			13,334
Preferred shares, shares issued		0			10,136			10,136
Preferred shares, shares outstanding		0			10,136			10,136
Preferred Shares, aggregate liquidation preference (in Dollars) | $					$ 2,443
Convertible Series A-2 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	0.09			0.09			0.09
Preferred shares, shares authorized		0			22,223			22,223
Preferred shares, shares issued		0			5,051			5,051
Preferred shares, shares outstanding		0			5,051			5,051
Preferred Shares, aggregate liquidation preference (in Dollars) | $					$ 2,763
Convertible Series A-3 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	0.09			0.09			0.09
Preferred shares, shares authorized		0			8,889			8,889
Preferred shares, shares issued		0			7,037			7,037
Preferred shares, shares outstanding		0			7,037			7,037
Preferred Shares, aggregate liquidation preference (in Dollars) | $					$ 2,887
Convertible Series A-4 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	₪ 0.09			₪ 0.09			₪ 0.09
Preferred shares, shares authorized		0			90,556			0
Preferred shares, shares issued		0			2,413	[1]		0
Preferred shares, shares outstanding		0			2,413	[1]		0
Preferred Shares, aggregate liquidation preference (in Dollars) | $					$ 1,076

[1]	Net of 13,458 treasury shares held by the subsidiary as of December 31, 2023